SUPPLEMENT DATED OCTOBER 5, 2009
TO

PROSPECTUS DATED MAY 21, 2007
FOR FUTURITY NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement describes changes to certain investment options offered under your Contract.  Please retain this supplement with your Prospectus for future reference.

Effective October 5, 2009, the following investment options were re-designated as “Class I” shares:

NACM Small Cap Portfolio
OpCap Managed Portfolio
OpCap Mid Cap Portfolio

Therefore, the names of the funds in the Prospectus referenced above are changed to show the class designation as follows:

NACM Small Cap Portfolio, Class I
OpCap Managed Portfolio, Class I
OpCap Mid Cap Portfolio, Class I

Futurity (NY) 10/09